Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Derivative Instruments, Gain (Loss) [Line Items]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
The following table summarizes the fair value of derivative instruments as of December 31, 2016 and 2015 which consist solely of foreign exchange contracts:

	Asset Derivatives		Liability Derivatives
(dollars in millions)	2016	2015	2016	2015
Derivatives designated as hedging instruments	$15	$4	$196	$428
Derivatives not designated as hedging instruments	155	97	158	105

Reclassification out of Accumulated Other Comprehensive Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) [Table Text Block]
The impact from foreign exchange derivative instruments that qualified as cash flow hedges was as follows:

	Year Ended December 31,
(dollars in millions)	2016	2015
Gain (loss) recorded in Accumulated other comprehensive loss	$75	$(415)
Loss reclassified from Accumulated other comprehensive loss into Product sales (effective portion)	$171	$234

Other Operating Income (Expense) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) [Table Text Block]
The effect on the Consolidated Statement of Operations of foreign exchange contracts not designated as hedging instruments was as follows:

	Year Ended December 31,
(dollars in millions)	2016	2015
Gain recognized in Other income, net	$56	$63